Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Dec. 31, 2015
Supplement [Text Block]	abp_SupplementTextBlock

THE AB PORTFOLIOS

-AB Balanced Wealth Strategy

Supplement dated August 12, 2016, to the Prospectus and Summary Prospectus each dated December 31, 2015 (the “Prospectuses”), offering Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares of AB Balanced Wealth Strategy (the “Strategy”).

*        *        *         *

Effective at the closing on July 27, 2016 of the reorganization of AB High-Yield Portfolio (the “Portfolio”), a series of The AB Pooling Portfolios, into the AB High Yield Portfolio, a series of AB Bond Fund, Inc. (the “Acquiring Portfolio”), the Acquiring Portfolio replaced the Portfolio as an underlying portfolio of the Strategy.

Accordingly, the Strategy’s Prospectuses are amended as follows:

For the Annual Strategy Operating Expenses table in the section “Fees and Expenses of the Strategy”, add the following at the end of footnote (e):

In connection with the Strategy’s investments in AB High Yield Portfolio (the “Portfolio”), the Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Strategy in an amount equal to the Strategy’s share of the advisory fees of the Portfolio, as included in “Acquired Fund Fees and Expenses”. This fee waiver and/or expense reimbursement will remain in effect until December 31, 2017.

Under the column heading “Underlying Portfolio” in the table in the section “Principal Strategies” in the Prospectuses, the reference to “High-Yield” is replaced with “High Yield”.

AB Balanced Wealth Strategy
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abp_SupplementTextBlock

THE AB PORTFOLIOS

-AB Balanced Wealth Strategy

Supplement dated August 12, 2016, to the Prospectus and Summary Prospectus each dated December 31, 2015 (the “Prospectuses”), offering Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares of AB Balanced Wealth Strategy (the “Strategy”).

*        *        *         *

Effective at the closing on July 27, 2016 of the reorganization of AB High-Yield Portfolio (the “Portfolio”), a series of The AB Pooling Portfolios, into the AB High Yield Portfolio, a series of AB Bond Fund, Inc. (the “Acquiring Portfolio”), the Acquiring Portfolio replaced the Portfolio as an underlying portfolio of the Strategy.

Accordingly, the Strategy’s Prospectuses are amended as follows:

For the Annual Strategy Operating Expenses table in the section “Fees and Expenses of the Strategy”, add the following at the end of footnote (e):

In connection with the Strategy’s investments in AB High Yield Portfolio (the “Portfolio”), the Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Strategy in an amount equal to the Strategy’s share of the advisory fees of the Portfolio, as included in “Acquired Fund Fees and Expenses”. This fee waiver and/or expense reimbursement will remain in effect until December 31, 2017.

Under the column heading “Underlying Portfolio” in the table in the section “Principal Strategies” in the Prospectuses, the reference to “High-Yield” is replaced with “High Yield”.